TAXATION (Schedule of Income Tax Expenses (Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
TAXATION
Current tax expense	$ 46,832	$ 26,696	$ 15,561
Deferred tax benefit	(11,060)	(3,192)	(12,555)
Income Tax Expenses (Benefit) from Continuing Operations	$ 35,772	$ 23,504	$ 3,006